Interest Expense, Net of Amounts Capitalized - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of interest expense [Line Items]
Capitalization rate of borrowing costs eligible for capitalization	3.20%	2.70%	2.30%
Top of range [member]
Disclosure of interest expense [Line Items]
Capitalization rate of borrowing costs eligible for capitalization	5.40%	3.30%	2.80%